ACQUISITIONS - Narrative (Details)					2 Months Ended	3 Months Ended		4 Months Ended	6 Months Ended			15 Months Ended
	Jun. 30, 2025 USD ($) t	Jun. 18, 2025 USD ($) tonne	May 05, 2025 USD ($)	May 04, 2025	Jun. 30, 2025 USD ($) t	Jun. 30, 2025 USD ($) t	Mar. 31, 2025	Apr. 24, 2025	Jun. 30, 2025 USD ($) t	Jun. 17, 2025 USD ($)	Jun. 30, 2024 USD ($)	Mar. 31, 2025	Jul. 25, 2025	Apr. 25, 2025 USD ($)	Apr. 01, 2025 USD ($)
Disclosure of detailed information about business combination [line items]
Capacity of hot strip mill facility | t	5,300,000				5,300,000	5,300,000			5,300,000
Capacity of cold rolling facility | t	3,600,000				3,600,000	3,600,000			3,600,000
Capacity of finishing facility | t	2,100,000				2,100,000	2,100,000			2,100,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination										$ 13,000,000
Acquisition gain of Calvert (note 3)									$ 1,858,000,000		$ 0
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities									(174,000,000)		$ 184,000,000
AMTBA
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary						90.00%
Calvert
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture										50.00%
AMTBA
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture							80.00%					80.00%
Tuper
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture				54.70%				40.00%
Cash transferred														$ 83,000,000
Nippon Steel Corporation (NSC) | Calvert
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		50.00%
Calvert
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		50.00%
Liabilities incurred		$ 248,000,000
Cash and cash equivalents recognised as of acquisition date		$ 263,000,000
Contract duration period		7 years
Average production per year | tonne		750,000
Consideration paid related to pre-existing relationships		$ 452,000,000
Receivables recognised as of acquisition date		472,000,000
Acquisition gain of Calvert (note 3)		1,858,000,000
Revenue of acquiree since acquisition date	$ 169,000,000
Consideration paid, net of cash acquired (received)	(263,000,000)				$ (263,000,000)	$ (263,000,000)			(263,000,000)
Settlement of outstanding receivable	0				0	0			0
Goodwill (bargain purchase gain)	(1,858,000,000)				(1,858,000,000)	(1,858,000,000)			(1,858,000,000)
Profit (loss) of acquiree since acquisition date	16,000,000
Calvert | Cash repayment of debt
Disclosure of detailed information about business combination [line items]
Cash transferred		638,000,000
Calvert | Purchase consideration
Disclosure of detailed information about business combination [line items]
Cash transferred		1,000,000
Calvert | Settlement of shareholder loan
Disclosure of detailed information about business combination [line items]
Cash transferred		248,000,000
Calvert | Settlement of trade payables
Disclosure of detailed information about business combination [line items]
Cash transferred		106,000,000
Calvert | Settlement of dividend payable
Disclosure of detailed information about business combination [line items]
Cash transferred		$ 105,000,000
AMTBA
Disclosure of detailed information about business combination [line items]
Cash and cash equivalents recognised as of acquisition date															$ 13,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination									145,000,000
Receivables recognised as of acquisition date															51,000,000
Revenue of acquiree since acquisition date						90,000,000
Profit (loss) of combined entity as if combination occurred at beginning of period									2,744,000,000
Consideration transferred, acquisition-date fair value															31,000,000
Consideration paid, net of cash acquired (received)	5,000,000				5,000,000	5,000,000			5,000,000						5,000,000
Settlement of outstanding receivable	13,000,000				13,000,000	13,000,000			13,000,000						13,000,000
Contingent liabilities recognised in business combination	31,000,000				31,000,000	31,000,000			31,000,000
Goodwill (bargain purchase gain)															$ 97,000,000
Profit (loss) of acquiree since acquisition date						3,000,000
Tuper
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			60.00%											45.30%
Cash transferred			$ 84,000,000
Cash and cash equivalents recognised as of acquisition date			62,000,000
Consideration paid related to pre-existing relationships			52,000,000
Gain (loss) recognised as result of remeasuring to fair value equity interest in acquiree held by acquirer before business combination					25,000,000
Revenue of acquiree since acquisition date					57,000,000
Trade accounts receivable	55,000,000				55,000,000	55,000,000			55,000,000
Consideration paid, net of cash acquired (received)	84,000,000				84,000,000	84,000,000			84,000,000
Settlement of outstanding receivable	9,000,000				9,000,000	9,000,000			9,000,000
Goodwill (bargain purchase gain)	$ 162,000,000				162,000,000	$ 162,000,000			162,000,000
Profit (loss) of acquiree since acquisition date					$ 5,000,000
Cash flows used in obtaining control of subsidiaries or other businesses, classified as investing activities			155,000,000
Borrowings recognised as of acquisition date			$ 9,000,000
AMTBA, Calbert and Tuper
Disclosure of detailed information about business combination [line items]
Revenue of combined entity as if combination occurred at beginning of period									$ 33,270,000,000
Tekno S.A. - Indústria e Comércio
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired													89.69%